Initial Public Offering - Additional Information (Details) - PATHFINDER ACQUISITION CORPORATION [Member] - USD ($) $ / shares in Units, $ in Millions			1 Months Ended			12 Months Ended
	Apr. 02, 2021	Feb. 19, 2021	Oct. 29, 2022	Sep. 27, 2022	Feb. 19, 2021	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions			$ 5.1	$ 6.3		$ 11.4
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued					32,500,000
Gross proceeds (in Dollars)		$ 325.0
Proceeds form offering costs (in Dollars)		$ 18.5
Deferred underwriting commissions.					$ 11.4
Option to purchase shares		2,000,000
Shares forfeited	500,000
Description of warrant consists						Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).
Deferred underwriting commissions						$ 6.5
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued					2,500,000
Share issued		$ 10			$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Class of warrant or right, exercise price of warrants or rights						$ 11.5